UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172

Exact name of registrant as specified in charter:	World Funds Trust

Address of principal executive offices:	8730 Stony Point Parkway, Suite 205
Richmond, VA 23235

Name and address of agent for service	The Corporation Trust Co.,
Corporation Trust Center,
1209 Orange St.,
Wilmington, DE 19801

With Copy to:

John H. Lively
The Law Offices of
John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211

Registrant’s telephone number, including area code:	(804) 267-7400

Date of fiscal year end:	September 30

Date of reporting period:	September 30, 2017

Item #1. Reports to Stockholders.

INDEX	Union Street Partners Value Fund

Annual Report to Shareholders

UNION STREET PARTNERS VALUE FUND

For the Year ended
September 30, 2017

October 30, 2017

Dear Shareholders:

The Union Street Partners Value Fund Advisor-share one-year performance for fiscal year 2017 (period ended 9/30/2017) was 15.84%. For comparison, the Russell 1000® Value Total Return was 15.12% for the same period. We are pleased with the recent year’s performance and are confident that the portfolio of businesses we have assembled will continue to generate attractive returns for shareholders.

The 2016 election was the primary catalyst for FY2017. U.S. companies benefitted from strong multiple expansion as markets discounted the anticipated benefits from lower tax rates, less regulation, and other perceived benefits from a pro-growth government agenda. 2017 US economic growth accelerated year-over-year which also sparked optimism for stronger earnings growth at large, publicly traded U.S. companies. In our opinion, the recent surge in stock prices is mostly warranted considering the strong underlying growth we have witnessed in the economy.

With optimism abound in the markets, we do feel compelled to mention that we believe some pockets in the market are overvalued. Certain names in the Technology and Consumer Discretionary sector have undeniably strong momentum in their core businesses. Our skepticism does not necessarily reside in the businesses but rather the sky-high valuations being assigned to their stock prices. It can be painful watching these stocks continue to rise as we sit on the sidelines refusing to allocate capital because the valuations don’t make sense to us. However, we have witnessed what we believe is a similar story play out in the early 2000’s. Patience can and usually is rewarded in the investment business. We will not chase great businesses with overvalued stocks.

Investments

The top contributor by GICS sector for the Fund was the Financials sector. The Financials portfolio for the Fund generated returns of 68.37% and contributed 16.02% to the Fund’s total performance for the fiscal year. The top performing holdings inside the Financials Sector were JP Morgan TARP warrants (+119.49%), Wells Fargo TARP warrants (72.73%), Bank of America (+64.26%), and Citigroup (+55.99%).

Please note that we are in the process of converting the JP Morgan and Wells Fargo TARP warrants into common stock. We look forward to being long-term shareholders of both companies.

The bottom contributor by GICS sector for the Fund was the Consumer Discretionary Sector. The Consumer Discretionary portfolio for the Fund generated returns of (-41.75%) and contributed (-4.11%) to the Fund’s total performance for the year. J.C. Penney and Target returns were (-58.68%) and (-10.59%), respectively.

Conclusion

We want to thank you for entrusting us to manage your hard-earned money. We are stewards of your capital and if you have any questions please do not hesitate to contact us at 800-231-3663.

Sincerely,

Bernie and McCoy
McGinn Investment Management, Inc.

Important Disclosure Statement

The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Fund’s prospectus by calling 1-800-673-0550. Distributed by First Dominion Capital Corp., Richmond, VA.

Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-673-0550. Information provided with respect to the Fund’s Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of September 30, 2017 and are subject to change at any time.

Stated performance in the Fund was achieved at some or all points during the period by Union Street Partners, LLC (“USP”), the investment advisor to the Fund. USP waived or reimbursed part of the Fund’s total expenses. Had USP not waived or reimbursed expenses of the Fund, the Fund’s performance would have been lower.

	Class A Shares*

	Total Return	Average Annual Return

	One Year Ended	Five Years Ended	Since Inception
	9/30/17	9/30/17	12/29/10 to 9/30/17

Union Street Partners
Value Fund- without load	15.64%	11.99%	9.45%
Union Street Partners
Value Fund- with load	8.99%	9.68%	7.78%
Russell 1000® Value Index	15.12%	13.20%	12.09%

* The total return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Past performance is not predictive of future performance.

The Russell 1000® Value Index is constructed to provide a comprehensive and unbiased barometer for the large-cap value segment. The Index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect value characteristics. The index is not adjusted to reflect expenses that the SEC requires to be reflected in the Fund’s performance.

	Class C Shares*

	Total Return	Average Annual Return

	One Year Ended	Five Years Ended	Since Inception
	9/30/17	9/30/17	4/14/11 to 9/30/17

Union Street Partners Value Fund	14.78%	11.16%	8.70%
Russell 1000® Value Index	15.12%	13.20%	11.74%

* The total return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Past performance is not predictive of future performance.

The Russell 1000® Value Index is constructed to provide a comprehensive and unbiased barometer for the large-cap value segment. The Index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect value characteristics. The index is not adjusted to reflect expenses that the SEC requires to be reflected in the Fund’s performance.

	Advisor Class Shares*

	Total Return	Average Annual Return

	One Year Ended	Since Inception
	9/30/17	04/27/16 to 9/30/17

Union Street Partners Value Fund	15.84%	12.83%
Russell 1000® Value Index	15.12%	20.97%

* The total return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Past performance is not predictive of future performance.

The Russell 1000® Value Index is constructed to provide a comprehensive and unbiased barometer for the large-cap value segment. The Index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect value characteristics. The index is not adjusted to reflect expenses that the SEC requires to be reflected in the Fund’s performance.

UNION STREET PARTNERS VALUE FUND
SCHEDULE OF INVESTMENTS
September 30, 2017

		Fair
	Shares	Value

COMMON STOCKS – 97.41%

BANKS – 29.37%
Bank of America Corp.	64,200	$1,626,828
Burke & Herbert Bank and Trust Co.	25	57,000
Citigroup, Inc.	22,000	1,600,280
JP Morgan Chase & Co.	15,464	1,476,967
JP Morgan Chase & Co. Warrant 10/28/18, strike $41.912*	26,600	1,436,400
Wells Fargo & Co.	15,354	846,773
Wells Fargo & Co. Warrant 10/28/18, strike $33.731*	38,400	827,904

		7,872,152

BEVERAGES – 2.54%
Diageo plc Spons ADR	5,150	680,469

COMPUTERS – 15.84%
Apple, Inc.	12,060	1,858,687
Intel Corp.	24,300	925,344
Microsoft Corp.	19,620	1,461,494

		4,245,525

DIVERSIFIED MANUFACTURING – 8.55%
Cummins, Inc.	3,300	554,499
General Electric Co.	33,000	797,940
Monsanto Co.	7,850	940,587

		2,293,026

INSURANCE – 3.59%
Markel Corp.*	900	961,182

MEDICAL – 7.59%
Johnson & Johnson	6,100	793,061
Merck & Co., Inc.	13,000	832,390
Valeant Pharmaceuticals International, Inc.*	28,500	408,405

		2,033,856

UNION STREET PARTNERS VALUE FUND
SCHEDULE OF INVESTMENTS – continued
September 30, 2017

		Fair
	Shares	Value

OIL – 20.06%
BP plc Spons ADR	29,632	$1,138,758
Chesapeake Energy Corp.*	200,000	860,000
Chevron Corp.	7,400	869,500
Exxon Mobil Corp.	12,600	1,032,948
Schlumberger Ltd.	11,600	809,216
Transocean Ltd.*	62,000	667,120

		5,377,542

RETAIL – 4.74%
J.C. Penney Co., Inc.*	154,000	586,740
Target Corp.	11,600	684,516

		1,271,256

TELECOMMUNICATIONS – 5.13%
AT&T, Inc.	22,500	881,325
Verizon Communications, Inc.	10,000	494,900

		1,376,225

TOTAL COMMON STOCKS – 97.41%
(Cost: $17,565,291)		26,111,233

MONEY MARKET FUND – 2.41%
Fidelity® Investments Money Market Government Portfolio - Class I 0.91%**
(Cost: $647,831)	647,831	647,831

TOTAL INVESTMENTS – 99.82%
(Cost: $18,213,122)		26,759,064
Other assets, net of liabilities – 0.18%		46,468

NET ASSETS – 100.00%		$26,805,532

* Non-Income producing.
** Effective 7 day yield as of September 30, 2017.
ADR - Security represented is held by the custodian bank in the form of American Depositary Receipts.

See Notes to Financial Statements

UNION STREET PARTNERS VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES
September 30, 2017

ASSETS
Investments at fair value (identified cost of $18,213,122) (Note 1)	$26,759,064
Receivable for capital stock sold	19
Dividends and interest receivable	30,753
Prepaid expenses	29,989

TOTAL ASSETS	26,819,825

LIABILITIES
Accrued administration, accounting and transfer agent fees	2,217
Other accrued expenses	918
Payable to Adviser	11,158

TOTAL LIABILITIES	14,293

NET ASSETS	$26,805,532

Net Assets Consist of:
Paid-in-capital applicable to 1,626,142 no par value shares of
beneficial interest outstanding, unlimited shares authorized	$18,006,741
Accumulated net realized gain (loss) on investments	252,849
Net unrealized appreciation (depreciation) of investments	8,545,942

Net Assets	$26,805,532

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
Class A Shares:
Net Assets	$5,809,243
Shares Outstanding	347,490
Net Asset Value and Redemption Price*** Per Share	$16.72

Maximum Offering Price Per Share*	$17.74

Class C Shares:
Net Assets	$11,837,614
Shares Outstanding	730,306
Net Asset Value and Redemption Price Per Share	$16.21

Redemption Price Per Share**	$16.05

Advisor Class Shares:
Net Assets	$9,158,675
Shares Outstanding	548,346
Net Asset Value and Redemption Price Per Share	$16.70

* Maximum Offering Price per Share including Sales Charge of 5.75%.
** Redemption Price per Share including CDSC Fee of 2% (1% effective May 1, 2017) on the proceeds redeemed within 1 year of purchase.
*** Include a maximum deferred sales charge of 2% (1% effective May 1, 2017) on the proceeds of certain redemptions made within 360 days (1 year effective May 1, 2017) of purchase if those shares were purchased without paying a front-end sales charge.

See Notes to Financial Statements

UNION STREET PARTNERS VALUE FUND
STATEMENT OF OPERATIONS
Year ended September 30, 2017

INVESTMENT INCOME
Dividends (net of foreign tax withheld of $1,096)	$516,988
Interest	2,223

Total investment income	519,211

EXPENSES
Investment management fees (Note 2)	252,528
12b-1 fees (Note 2)
Class A	13,352
Class C	113,783
Recordkeeping and administrative services (Note 2)	28,125
Accounting fees (Note 2)	23,285
Custody fees	3,414
Transfer agent fees (Note 2)	14,197
Professional fees	43,613
Filing and registration fees	14,300
Trustee fees	3,691
Compliance fees	7,000
Shareholder reports	9,051
Shareholder servicing (Note 2)
Class A	1,051
Class C	4,715
Advisor Class	8,351
Other	16,482

Total expenses	556,938
Fee waivers (Note 2)	(67,144)

Net expenses	489,794

Net investment income (loss)	29,417

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	331,409
Net increase (decrease) in unrealized appreciation (depreciation) of investments	3,093,002

Net realized and unrealized gain (loss) on investments	3,424,411

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$3,453,828

See Notes to Financial Statement

UNION STREET PARTNERS VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year ended	Year ended
	September 30, 2017	September 30, 2016

Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$29,417	$72,629
Net realized gain (loss) on investments	331,409	460,911
Net increase (decrease) in unrealized appreciation (depreciation) of investments	3,093,002	1,528,511

Increase (decrease) in net assets from operations	3,453,828	2,062,051

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class A	(24,563)	(65,188)
Class C	(560)	–
Advisor Class	(80,978)	–
Net realized gain
Class A	(111,085)	(219,758)
Class C	(239,810)	(170,831)
Advisor Class	(174,039)	–

Increase (decrease) in net assets from distributions	(631,035)	(455,777)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold
Class A	472,530	482,931
Class C	1,278,175	977,631
Advisor Class	810,651	7,247,336
Distributions reinvested
Class A	135,648	284,946
Class C	240,370	170,831
Advisor Class	255,016	–
Shares redeemed
Class A	(253,988)	(7,934,303)
Class C	(875,010)	(296,703)
Advisor Class	(566,675)	(149,476)

Increase (decrease) in net assets from capital stock transactions	1,496,717	783,193

NET ASSETS
Increase (decrease) during period	4,319,510	2,389,467
Beginning of period	22,486,022	20,096,555

End of period*	$26,805,532	$22,486,022

*Includes accumulated undistributed net investment income (loss) of:	$–	$72,629

See Notes to Financial Statements

UNION STREET PARTNERS VALUE FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH YEAR

	Class A

	Year ended September 30,

	2017	2016	2015	2014	2013

Net asset value, beginning of year	$14.82	$13.75	$15.04	$12.95	$10.44

Investment activities
Net investment income (loss)(1)	0.06	0.10	0.09	0.10	0.06
Net realized and unrealized gain (loss) on investments	2.26	1.31	(1.08)	2.27	2.53

Total from investment activities	2.32	1.41	(0.99)	2.37	2.59

Distributions
Net investment income	(0.08)	(0.08)	(0.10)	–	(0.08)
Net realized gain	(0.34)	(0.26)	(0.20)	(0.28)	–	(A)

Total distributions	(0.42)	(0.34)	(0.30)	(0.28)	(0.08)

Net asset value, end of year	$16.72	$14.82	$13.75	$15.04	$12.95

Total Return	15.64%	10.36%	(6.70% )	18.45%	24.92%

Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	1.92%	2.10%	1.99%	2.10%	2.43%
Expenses, net of fee waivers and reimbursements	1.69%	1.75%	1.75%	1.75%	1.75%
Net investment income (loss)	0.37%	0.73%	0.62%	0.71%	0.50%
Portfolio turnover rate	9.03%	19.75%	11.11%	6.90%	10.43%
Net assets, end of year (000’s)	$5,809	$4,827	$11,665	$12,932	$11,358

(1) Per share amounts calculated using the average number of shares outstanding throughout the year.
(A) Less than $0.01 per share.

See Notes to Financial Statements

UNION STREET PARTNERS VALUE FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH YEAR

	Class C

	Year ended September 30,

	2017		2016	2015	2014	2013

Net asset value, beginning of year	$14.42		$13.41	$14.69	$12.75	$10.33

Investment activities
Net investment income (loss)(1)	(0.06)		(0.01)	(0.02)	(0.01)	(0.03)
Net realized and unrealized gain (loss) on investments	2.19		1.28	(1.05)	2.23	2.51

Total from investment activities	2.13		1.27	(1.07)	2.22	2.48

Distributions
Net investment income	–	(A)	–	(0.01)	–	(0.06)
Net realized gain	(0.34)		(0.26)	(0.20)	(0.28)	–	(A)

Total distributions	(0.34)		(0.26)	(0.21)	(0.28)	(0.06)

Net asset value, end of year	$16.21		$14.42	$13.41	$14.69	$12.75

Total Return	14.78%		9.56%	(7.39% )	17.55%	24.10%

Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	2.69%		2.85%	2.74%	2.85%	3.18%
Expenses, net of fee waivers and reimbursements	2.44%		2.50%	2.50%	2.50%	2.50%
Net investment income (loss)	(0.38%	)	(0.10% )	(0.13% )	(0.04% )	(0.25%	)
Portfolio turnover rate	9.03%		19.75%	11.11%	6.90%	10.43%
Net assets, end of year (000’s)	$11,838		$9,960	$8,431	$8,422	$5,334

(1)	Per share amounts calculated using the average number of shares outstanding throughout the year.
(A)	Less than $0.01 per share.

See Notes to Financial Statements

UNION STREET PARTNERS VALUE FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Advisor Class

	Year ended September 30, 2017	Period April 27, 2016* through September 30, 2016

Net asset value, beginning of period	$14.85	$14.48

Investment activities
Net investment income (loss)(1)	0.10	0.03
Net realized and unrealized gain (loss) on investments	2.25	0.34

Total from investment activities	2.35	0.37

Distributions
Net investment income	(0.16)	–
Net realized gain	(0.34)	–

Total distributions	(0.50)	–

Net asset value, end of period	$16.70	$14.85

Total Return	15.84%	2.56%	***

Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	1.74%	1.85%	**
Expenses, net of fee waivers and reimbursements	1.44%	1.50%	**
Net investment income (loss)	0.62%	0.50%	**
Portfolio turnover rate	9.03%	19.75%	***
Net assets, end of period (000’s)	$9,159	$7,699

(1)	Per share amounts calculated using the average number of shares outstanding throughout the period.
*	Commencement of operations
**	Annualized
***	Not Annualized

See Notes to Financial Statements

UNION STREET PARTNERS VALUE FUND
NOTES TO FINANCIAL STATEMENTS
September 30, 2017

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Union Street Partners Value Fund (the “Fund”) is a non-diversified series of the World Funds Trust (the “Trust”) which is registered under the Investment Company Act of 1940, as amended, as an open-end management company. The Trust was organized as a Delaware statutory trust on April 9, 2007 and may issue its shares of beneficial interest in separate series and issue classes of any series or divide shares of any series into two or more classes. Class A shares of the Fund commenced operations on December 29, 2010, Class C commenced operations on April 14, 2011 and the Advisor Class commenced operations on April 27, 2016. The Fund currently offers Class A, Class C, and Advisor Class shares.

The Fund’s investment objective is to achieve capital appreciation.

In October 2016, the U.S. Securities and Exchange Commission (the “SEC”) adopted amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. The Fund has adopted these amendments, which were effective August 1, 2017, with these financial statements.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Fund’s securities are valued at current market prices. Investments in securities traded on national securities exchanges (including exchange traded funds (“ETFs”) and warrants) or included in the NASDAQ National Market System are valued at the last reported sales price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost. Investments in investment companies and money market funds are valued at net asset value per share. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board of Trustees (the “Board”). Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE and the value of these securities used in computing the net asset value (“NAV”) is determined as of such times.

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special

UNION STREET PARTNERS VALUE FUND
NOTES TO FINANCIAL STATEMENTS – continued
September 30, 2017

circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii)when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Fund’s investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Fund’s procedures may differ from the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2017:

		Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total

Common Stocks	$23,789,929	$57,000	$–	$23,846,929
Warrants	2,264,304	–	–	2,264,304
Money Market Fund	647,831	–	–	647,831

	$26,702,064	$57,000	$–	$26,759,064

Refer to the Fund’s Schedule of Investments for a listing of the securities by security type and industry.

There were no transfers into or out of any levels during the year ended September 30, 2017. The Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period. The Fund held no Level 3 securities at any time during the year ended September 30, 2017.

UNION STREET PARTNERS VALUE FUND
NOTES TO FINANCIAL STATEMENTS – continued
September 30, 2017

Warrants

The Fund can invest in warrants and stock purchase rights of companies of any market capitalization. A warrant gives the Fund the right to buy stock, typically from the issuer. The warrant specifies the amount of underlying stock, the purchase (or “exercise”) price, and the date the warrant expires. Certain warrants may permit, without legal obligation, net settlement for stock or cash. The Fund has no obligation to exercise the warrant and buy the stock.

Security Transactions and Income

Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount or premiums are accreted or amortized to interest income using the effective interest method. The cost of securities sold is determined generally on a specific identification basis. Distributions from underlying registered investment companies are recorded on the ex-date and reflected as dividend income on the Statement of Operations unless designated as long term capital gain. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required. The Fund identifies its major tax jurisdiction as U. S. Federal.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

UNION STREET PARTNERS VALUE FUND
NOTES TO FINANCIAL STATEMENTS – continued
September 30, 2017

Reclassification of Capital Accounts

Certain components of net assets are reclassified relating to permanent differences between financial and tax reporting. These reclassifications are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gains for federal income tax purposes and have no effect on net assets or net asset value per share. As of September 30, 2017, such reclassifications decreased accumulated net realized gain and accumulated net investment loss by $4,055.

Class Net Asset Values and Expenses

All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Each class bears different distribution expenses. Ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period for the effect of expenses applicable for each class. Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis as determined by the Board.

The Fund currently offers three classes of shares. Class A shares include a maximum front-end sales charge of 5.75% and a maximum deferred sales charge of 2% (1% effective May 1, 2017) on the proceeds of certain redemptions of Class A shares made within 1 year of purchase if those shares were purchased without paying a front-end sales charge. Class A shares may be purchased without a front-end sales charge in amounts of $1,000,000 or more. Class C shares include a maximum deferred sales charge of 2% (1% effective May 1, 2017) on the proceeds of Class C shares redeemed within 1 year of purchase. Advisor Class shares are not subject to redemption fees or deferred sales charges.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund’s shareholders approved an Investment Advisory Agreement between Union Street Partners, LLC (“USP”) and the Fund and also an investment sub-advisory agreement between USP and McGinn Investment Management, Inc. (“McGinn”). McGinn and USP are affiliated investment advisors. Mr. Bernard F. McGinn, the Fund’s portfolio manager, is a majority shareholder of McGinn and Mr. McGinn owns 50% of USP.

Pursuant to the Investment Advisory Agreement, USP provides investment advisory services for an annual fee of 1.00% of average daily net assets. USP analyzes economic and market trends, periodically assesses the Fund’s investment policies and recommends changes regarding the policies to the Board where appropriate. USP evaluates the performance of McGinn in light of selected benchmarks and the needs of the Fund, recommends changes to the Board where appropriate, and reports to the Board on the foregoing. Pursuant to the Sub-Advisory Agreement, McGinn is

UNION STREET PARTNERS VALUE FUND
NOTES TO FINANCIAL STATEMENTS – continued
September 30, 2017

responsible for the day–to–day decision making with respect to the Fund’s investment program. McGinn, with USP’s oversight, manages the investment and reinvestment of the assets on the Fund, continuously reviews, supervises and administers the investment program of the Fund, determines in its discretion the securities to be purchased or sold, and provides the Fund and its agents with records relating to its activities. For its services, McGinn is entitled to receive a sub-advisory fee of 0.50% of average daily net assets. McGinn’s fee for sub-advisory services is paid by USP from the investment advisory fees it receives and not by the Fund. McGinn, with USP’s oversight, managed the investment and reinvestment of the assets of the Fund.

USP has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 1.50% of the average daily net assets of the Fund. Effective May 1, 2017, the Adviser entered into a written expense limitation agreement with the same exclusion as noted above, to an annual rate of 1.35% of the average daily net assets of the Fund. The Adviser may not terminate this expense limitation agreement prior to January 31, 2018. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. For the year ended September 30, 2017, USP earned $252,528 and waived $67,144 advisory fees. The total amount of recoverable reimbursements as of September 30, 2017 was $194,654 which expires as follows:

Recoverable Reimbursements and Expiration Dates

2018	2019	2020	Total

$52,559	$74,951	$67,144	$194,654

The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, whereby the Class A and Class C shares may finance activities which are primarily intended to result in the sale of the Fund’s Class A and Class C shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising materials and sales literature, and payments to dealers and shareholder servicing agents who enter into agreements with the Fund. The Fund may incur such distribution expenses at the rate of 0.25% and 1.00% per annum on the Fund’s Class A and Class C average daily net assets, respectively.

The Fund has adopted a shareholder service plan. Under a shareholder services plan, the Fund may pay an authorized firm up to 0.25% on an annualized basis of average daily net assets of each class attributable to its customers who are shareholders. For the fee, the authorized firms may provide a variety of services, such as: 1) receiving and processing shareholder orders; 2) performing the accounting for the shareholder’s account; 3) maintaining retirement plan accounts; 4) answering questions and handling correspondence for individual accounts; 5) acting as the sole shareholder of record for

UNION STREET PARTNERS VALUE FUND
NOTES TO FINANCIAL STATEMENTS – continued
September 30, 2017

individual shareholders; 6) issuing shareholder reports and transaction confirmations; 7) executing daily investment “sweep” functions; and 8) furnishing investment advisory services.

For the year ended September 30, 2017, the following fees were incurred:

Class	Type of Plan	Fees Incurred

Class A	12b-1	$13,352
Class A	Shareholder Services	1,051
Class C	12b-1	113,783
Class C	Shareholder Services	4,715
Advisor Class	Shareholder Services	8,351

		$141,252

First Dominion Capital Corp. (“FDCC”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s shares. In addition, FDCC receives a contingent deferred sales charge (“CDSC”) of 2% (1% effective May 1, 2017) for certain Fund share redemptions occurring within 1 year of purchase on Class A shares if those shares were purchased without paying a front-end sales load and 2% (1% effective May 1, 2017) CDSC on redemptions within one year of purchase on Class C shares. For the year ended September 30, 2017, FDCC received no underwriting or CDSC fees and received fees of $15,750 related to distribution services.

Commonwealth Fund Services, Inc. (“CFS”), acts as the Fund’s administrator, transfer and dividend disbursing agent and pricing agent. As administrator, CFS provides shareholder, recordkeeping, administrative and blue-sky filing services. For the year ended September 30, 2017, CFS received the following fees:

Administration	Transfer Agent	Accounting
$28,125	$14,197	$23,285

Certain officers of the Trust are also officers of CFS. Additionally, John H. Lively of the Law Offices of John H. Lively and Associates, Inc., a member of The 1940 Act Law Group™, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is the owner of the Law Offices of John H. Lively and Associates, Inc. Mr. Lively receives no special compensation from the Trust or the Fund for serving as an officer of the Trust.

NOTE 3 – INVESTMENTS

The cost of purchases and proceeds from the sales of securities other than short-term investments for the year ended September 30, 2017, were as follows:

Purchases	Sales
$2,574,546	$2,232,582

UNION STREET PARTNERS VALUE FUND
NOTES TO FINANCIAL STATEMENTS – continued
September 30, 2017

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

The tax character of distributions paid during the year ended September 30, 2017 and the year ended September 30, 2016 was as follows:

	Year ended	Year ended
	September 30, 2017	September 30, 2016

Distributions paid from:
Ordinary income	$102,046	$65,188
Realized gains	528,989	390,589

	$631,035	$455,777

As of September 30, 2017, the components of distributable earnings on a tax basis were as follows:

Year ended
September 30, 2017

Accumulated net realized gain (loss)	$252,900
Net unrealized appreciation (depreciation) on investments	8,545,891

$8,798,791

Cost of securities for Federal Income tax purpose and the related tax-based net unrealized appreciation (depreciation) consists of:

	Gross	Gross	Net
	Unrealized	Unrealized	Unrealized
Cost	Appreciation	Depreciation	Appreciation

$18,213,173	9,459,279	(913,388)	$8,545,891

UNION STREET PARTNERS VALUE FUND
NOTES TO FINANCIAL STATEMENTS – continued
September 30, 2017

NOTE 5 – CAPITAL STOCK TRANSACTIONS

Capital stock transactions were:

Year ended September 30, 2017

	Class A	Class C	Advisor Class

Shares sold	29,130	80,559	49,974
Shares reinvested	8,098	14,711	15,270
Shares redeemed	(15,395)	(55,430)	(35,518)

Net increase (decrease)	21,833	39,840	29,726

Year* ended September 30, 2016

	Class A	Class C	Advisor Class

Shares sold	34,760	70,548	528,601
Shares reinvested	19,898	12,184	–
Shares redeemed	(577,452)	(20,980)	(9,981)

Net increase (decrease)	(522,794)	61,752	518,620

*Period April 27, 2016 to September 30, 2016 for Advisor Class shares.

NOTE 6 – SECTOR RISK

If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio will be adversely affected. As of September 30, 2017, the Fund had 29.37% of the value of its net assets invested in securities within the Banking sector.

NOTE 7 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the statement of assets and liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Union Street Partners Value Fund and
Board of Trustees of World Funds Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Union Street Partners Value Fund (the “Fund”), a series of World Funds Trust, as of September 30, 2017, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2017, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Union Street Partners Value Fund as of September 30, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN & COMPANY, LTD.
Cleveland, Ohio
November 22, 2017

SUPPLEMENTAL INFORMATION
WORLD FUNDS TRUST (The “Trust”) (unaudited)

Information pertaining to the trustees and officers of the Trust is set forth below. The names, addresses and birth years of the trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below. The Statement of Additional Information (the “SAI”) includes additional information about the trustees and is available without charge upon request by calling, toll-free, (800) 673-0550.

Following is a list of the Trustees and executive officers of the Trust and their principal occupation over the last five years. The mailing address of each Trustee and officer is 8730 Stony Point Parkway, Suite 205, Richmond, VA, 23235, unless otherwise indicated.

NON-INTERESTED TRUSTEES
NAME, AGE AND POSITION WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
David J. Urban (62) Trustee	Indefinite, Since June 2010	Dean, Jones College of Business, Middle Tennessee State University since July 2013; Virginia Commonwealth University, Professor of Marketing from 1989 to 2013.	51	None
Mary Lou H. Ivey (59) Trustee	Indefinite, Since June 2010	Accountant, Harris, Hardy & Johnstone, P.C., accounting firm, since 2008.	51	None
Theo H. Pitt, Jr. (81) Trustee	Indefinite; Since August 2013	Senior Partner, Community Financial Institutions Consulting (bank consulting) since 1997 to present.	51	Independent Trustee of Gardner Lewis Investment Trust for the one series of that trust; Leeward Investment Trust for the one series of that trust; Hillman Capital Management Investment Trust for the one series of that trust; and Starboard Investment Trust for the 17 series of that trust; (all registered investment companies).

SUPPLEMENTAL INFORMATION – continued
WORLD FUNDS TRUST (The “Trust”) (unaudited)

OFFICERS WHO ARE NOT TRUSTEES
NAME, AGE AND POSITION WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
David Bogaert (54) President and Principal Executive Officer	Indefinite, Since August 2017	Managing Director of Business Development, Commonwealth Fund Services, Inc., October 2013 – present; Senior Vice President of Business Development and other positions for Huntington Asset Services, Inc. from 1986 to 2013.	N/A	N/A
Karen M. Shupe (53) Treasurer and Principal Financial Officer	Indefinite, Since June 2008	Managing Director of Fund Operations, Commonwealth Fund Services, Inc., 2003 to present.	N/A	N/A
Ann T. MacDonald (62) Assistant Treasurer	Indefinite, Since November 2015	Director, Fund Administration and Fund Accounting, Commonwealth Fund Services, Inc., 2003 to present.	N/A	N/A
John H. Lively (48) Secretary	Indefinite, Since November 2013	Attorney, The Law Offices of John H. Lively & Associates, Inc. (law firm), March 2010 to present.	N/A	N/A
Holly B. Giangiulio (54) Assistant Secretary	Indefinite, Since November 2015	Managing Director, Corporate Operations, Commonwealth Fund Services, Inc., January 2015 to present, Corporate Accounting and HR Manager from 2010 to 2015.	N/A	N/A
Julian G. Winters (48) Chief Compliance Officer	Indefinite, Since August 2013.	Managing Member of Watermark Solutions, LLC (investment compliance and consulting) since March 2007.	N/A	N/A

SUPPLEMENTAL INFORMATION – continued
WORLD FUNDS TRUST (The “Trust”) (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-637-0550 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”. These filings are available, without charge and upon request, by calling 1-800-637-0550 or on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

UNION STREET PARTNERS VALUE FUND
FUND EXPENSES (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A shares or deferred sales charges on certain redemptions made within 1 year of purchase of Class A shares and within one year of purchase for Class C shares and (2) ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, April 1, 2017, and held for the six months ended September 30, 2017.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six months. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six months” to estimate the expenses you paid on your account during this six months.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the six months. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

UNION STREET PARTNERS VALUE FUND – continued
FUND EXPENSES (unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs and do not reflect any transactional costs, such as sales charges (loads) or deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (4/1/2017)	Ending Account Value (9/30/2017)	Annualized Expense Ratio	Expenses Paid During Period Ended* (9/30/2017)
Class A Actual	$1,000	$1,019.50	1.62%	$ 8.20
Class A Hypothetical**	$1,000	$1,016.90	1.62%	$ 8.19
Class C Actual	$1,000	$1,015.00	2.38%	$12.02
Class C Hypothetical**	$1,000	$1,013.10	2.38%	$12.01
Advisor Class Actual	$1,000	$1,020.20	1.37%	$ 6.94
Advisor Class Hypothetical**	$1,000	$1,018.15	1.37%	$ 6.93

* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value for the period, multiplied by 183 days in the most recent fiscal half year divided by 365 days in the current year.

** 5% return before expenses.

Investment Adviser:
Union Street Partners, LLC
1421 Prince Street, Suite 400
Alexandria, Virginia 22314

Investment Sub-Adviser:
McGinn Investment Management, Inc.
277 South Washington Street, Suite 340
Alexandria, Virginia 22314

Distributor:
First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Independent Registered Public Accounting Firm:
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Transfer Agent, Fund Accounting and Fund Administration:
Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Legal Counsel:
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

More Information:
For 24 hours, 7 days a week price information, and for information on any series of World Funds Trust investment plans, and other shareholder services, call Commonwealth Fund Services, Inc. at (800) 673-0550 Toll Free.

ITEM 2.       CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(c) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

ITEM 3.       AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3) At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4.       PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $14,500 for 2017 and $14,500 for 2016.

(b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2017 and $0 for 2016.

(c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $2,500 for 2017 and $2,500 for 2017.

(d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2017 and $0 for 2016.

(e)(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter, the registrant’s Audit Committee must pre-approve all audit and non-audit services to be provided to the registrant. The Audit Committee also pre-approves any non-audit services provided by the registrant’s principal accountant to the Union Street Partners Value Fund.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)	NA

(c)	0%

(d)	NA

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2017 and $0 for 2016.

(h) Not applicable. The Audit Committee pre-approved all non-audit services rendered to the registrant’s investment adviser and any control affiliates that provide ongoing services to the registrant.

ITEM 5.       AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.       SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of the Form.

ITEM 7.       DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.       PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.       PURCHASES OF EQUITY SECURITIES BY CLOSED-ENDMANAGEMENT INVESTMENT COMPANY AND AFFILIATEDPURCHASERS.

Not applicable.

ITEM 10.       SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.       CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.       EXHIBITS.

(a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: World Funds Trust

By (Signature and Title)*:	/s/ David A. Bogaert

David A. Bogaert
Principal Executive Officer

Date: December 4, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ David A. Bogaert

David A. Bogaert
Principal Executive Officer

Date: December 4, 2017

By (Signature and Title)*:	/s/ Karen Shupe

Karen Shupe
Principal Financial Officer

Date: December 4, 2017

* Print the name and title of each signing officer under his or her signature.